EQ ADVISORS TRUST

SUPPLEMENT DATED January 16, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014, as supplemented

This Supplement updates certain information contained in the above-referenced Statement of Additional Information (“SAI”) dated May 1, 2014, as supplemented of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about the termination of an Adviser to the EQ/Natural Resources Portfolio (“Portfolio”) and a corresponding name change to the Portfolio.

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Effective January 20, 2015, reference to “RBC Global Asset Management (U.S.) Inc.” in the section of the SAI entitled “Investment Management and Other Services – The Manager” are deleted.”

In connection with this change, effective January 20, 2015, the name of the Portfolio will change to “AXA Natural Resources Portfolio.” As of that date, all references to EQ/Natural Resources PLUS Portfolio hereby are deleted and replaced with “AXA Natural Resources Portfolio.”

In addition, reference to “RBC Global Asset Management (U.S.) Inc.” in the table in the section of the SAI entitled “Investment Management and Other Services – The Advisers” is deleted.

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Effective January 20, 2015, the Portfolio will pay an administrative fee similar to other single-advised portfolios as follows: the greater of $30,000 or its proportionate share of an asset-based administration fee based on aggregate average daily net assets of the Trust’s single-advised Portfolios. The asset-based administration fee is equal to an annual rate of 0.12% on the first $3 billion in assets; 0.11% on assets in excess of $3 billion up to and including $6 billion; 0.105% on assets in excess of $6 billion up to and including $10 billion; 0.10% on assets in excess of $10 billion up to and including $30 billion; 0.0975% on assets in excess of $30 billion up to and including $40 billion; and 0.095% thereafter.

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Information regarding “RBC Global Asset Management (U.S) Inc.” in Appendix C – Portfolio Manager Information and Appendix D – Proxy Voting Policies is deleted in its entirety.